Summary of significant accounting policies - Right-of-use assets (Details) - EUR (€) € in Thousands	Sep. 30, 2019	Jan. 01, 2019
Right of use assets
Right-of-use assets	€ 4,279	€ 3,501
Property
Right of use assets
Right-of-use assets	3,917	3,109
Production equipment
Right of use assets
Right-of-use assets	84	112
Others
Right of use assets
Right-of-use assets	€ 278	€ 280